Pioneer Mid Cap Value Fund
Schedule of Investments  |  July 31, 2023

A: PCGRX	C: PCCGX	K: PMCKX	R: PCMRX	Y: PYCGX

Schedule of Investments  |  7/31/23
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 99.5%
	Common Stocks — 98.5% of Net Assets
	Automobile Components — 2.1%
99,043	Lear Corp.	$ 15,327,895
	Total Automobile Components	$15,327,895

	Banks — 8.9%
549,816	Citizens Financial Group, Inc.	$ 17,737,064
100,310	M&T Bank Corp.	14,029,357
880,981	Regions Financial Corp.	17,945,583
513,418	Truist Financial Corp.	17,055,746
	Total Banks	$66,767,750

	Beverages — 1.5%
155,806	Molson Coors Beverage Co., Class B	$ 10,870,585
	Total Beverages	$10,870,585

	Broadline Retail — 2.1%
350,185	eBay, Inc.	$ 15,586,734
	Total Broadline Retail	$15,586,734

	Building Products — 1.7%
64,645	Trane Technologies Plc	$ 12,892,799
	Total Building Products	$12,892,799

	Capital Markets — 5.1%
129,722	Raymond James Financial, Inc.	$ 14,278,501
334,098	State Street Corp.	24,202,059
	Total Capital Markets	$38,480,560

	Chemicals — 3.5%
287,791	Dow, Inc.	$ 16,251,558
101,233	LyondellBasell Industries NV, Class A	10,007,894
	Total Chemicals	$26,259,452

	Commercial Services & Supplies — 1.4%
140,684	Brink's Co.	$ 10,264,305
	Total Commercial Services & Supplies	$10,264,305

	Communications Equipment — 1.7%
43,994	Motorola Solutions, Inc.	$ 12,610,000
	Total Communications Equipment	$12,610,000

	Consumer Finance — 1.7%
118,870	Discover Financial Services	$ 12,546,728
	Total Consumer Finance	$12,546,728

1Pioneer Mid Cap Value Fund |  | 7/31/23

Shares		Value
	Containers & Packaging — 0.5%
161,434	Graphic Packaging Holding Co.	$ 3,906,703
	Total Containers & Packaging	$3,906,703

	Electric Utilities — 2.2%
384,086	Exelon Corp.	$ 16,077,840
	Total Electric Utilities	$16,077,840

	Electrical Equipment — 3.7%
60,779	Eaton Corp. Plc	$ 12,479,144
169,390	Emerson Electric Co.	15,473,777
	Total Electrical Equipment	$27,952,921

	Electronic Equipment, Instruments & Components — 1.9%
50,029	CDW Corp.	$ 9,358,925
87,557	National Instruments Corp.	5,165,863
	Total Electronic Equipment, Instruments & Components	$14,524,788

	Energy Equipment & Services — 0.6%
238,156(a)	TechnipFMC Plc	$ 4,367,781
	Total Energy Equipment & Services	$4,367,781

	Entertainment — 1.2%
697,733(a)	Warner Bros Discovery, Inc.	$ 9,119,370
	Total Entertainment	$9,119,370

	Food Products — 2.3%
140,419	Campbell Soup Co.	$ 6,433,998
165,077(a)	Hostess Brands, Inc.	3,968,451
121,301	Tyson Foods, Inc., Class A	6,758,892
	Total Food Products	$17,161,341

	Ground Transportation — 1.4%
51,260	JB Hunt Transport Services, Inc.	$ 10,453,964
	Total Ground Transportation	$10,453,964

	Health Care Equipment & Supplies — 4.4%
283,254	Dentsply Sirona, Inc.	$ 11,760,706
155,637	Zimmer Biomet Holdings, Inc.	21,501,252
	Total Health Care Equipment & Supplies	$33,261,958

	Health Care Providers & Services — 1.1%
89,222	Cardinal Health, Inc.	$ 8,161,136
	Total Health Care Providers & Services	$8,161,136

Pioneer Mid Cap Value Fund |  | 7/31/232

Schedule of Investments  |  7/31/23
(unaudited) (continued)
Shares		Value
	Health Care REITs — 0.6%
211,431	Healthpeak Properties, Inc.	$ 4,615,539
	Total Health Care REITs	$4,615,539

	Hotel & Resort REITs — 0.8%
343,689	Host Hotels & Resorts, Inc.	$ 6,323,878
	Total Hotel & Resort REITs	$6,323,878

	Hotels, Restaurants & Leisure — 2.9%
114,107(a)	Expedia Group, Inc.	$ 13,981,531
49,051	Hilton Worldwide Holdings, Inc.	7,626,940
	Total Hotels, Restaurants & Leisure	$21,608,471

	Household Durables — 2.1%
59,495	Lennar Corp., Class A	$ 7,545,751
78,851(a)	Mohawk Industries, Inc.	8,385,015
	Total Household Durables	$15,930,766

	Industrial REITs — 0.9%
125,982	First Industrial Realty Trust, Inc.	$ 6,513,269
	Total Industrial REITs	$6,513,269

	Insurance — 4.7%
151,262	Aflac, Inc.	$ 10,942,293
126,807	American International Group, Inc.	7,643,926
173,985(a)	Brighthouse Financial, Inc.	9,069,838
283,092	Old Republic International Corp.	7,804,846
	Total Insurance	$35,460,903

	Machinery — 6.9%
81,892	AGCO Corp.	$ 10,899,825
285,732	Ingersoll Rand, Inc.	18,649,728
158,571	PACCAR, Inc.	13,657,720
86,392	Stanley Black & Decker, Inc.	8,576,134
	Total Machinery	$51,783,407

	Media — 1.9%
427,128	Fox Corp., Class A	$ 14,287,432
	Total Media	$14,287,432

	Metals & Mining — 2.2%
228,857	Alcoa Corp.	$ 8,282,335
27,348	Reliance Steel & Aluminum Co.	8,009,135
	Total Metals & Mining	$16,291,470

3Pioneer Mid Cap Value Fund |  | 7/31/23

Shares		Value
	Multi-Utilities — 4.1%
453,168	CenterPoint Energy, Inc.	$ 13,635,825
270,148	Public Service Enterprise Group, Inc.	17,051,742
	Total Multi-Utilities	$30,687,567

	Oil, Gas & Consumable Fuels — 8.2%
326,108	APA Corp.	$ 13,204,113
96,477	Chord Energy Corp.	15,131,453
717,139	Coterra Energy, Inc.	19,750,008
421,042	Range Resources Corp.	13,233,350
	Total Oil, Gas & Consumable Fuels	$61,318,924

	Personal Care Products — 0.1%
19,756(a)	Kenvue, Inc.	$ 467,822
	Total Personal Care Products	$467,822

	Pharmaceuticals — 1.1%
372,973	Organon & Co.	$ 8,197,946
	Total Pharmaceuticals	$8,197,946

	Residential REITs — 1.4%
57,089	AvalonBay Communities, Inc.	$ 10,769,840
	Total Residential REITs	$10,769,840

	Retail REITs — 1.0%
372,930	Kimco Realty Corp.	$ 7,555,562
	Total Retail REITs	$7,555,562

	Semiconductors & Semiconductor Equipment — 1.7%
117,143	MKS Instruments, Inc.	$ 12,788,501
	Total Semiconductors & Semiconductor Equipment	$12,788,501

	Specialized REITs — 2.3%
57,623	Extra Space Storage, Inc.	$ 8,042,442
199,049	Gaming and Leisure Properties, Inc.	9,446,866
	Total Specialized REITs	$17,489,308

	Specialty Retail — 1.1%
69,044	Ross Stores, Inc.	$ 7,915,204
	Total Specialty Retail	$7,915,204

	Technology Hardware, Storage & Peripherals — 2.1%
906,609	Hewlett Packard Enterprise Co.	$ 15,756,864
	Total Technology Hardware, Storage & Peripherals	$15,756,864

Pioneer Mid Cap Value Fund |  | 7/31/234

Schedule of Investments  |  7/31/23
(unaudited) (continued)
Shares		Value
	Textiles, Apparel & Luxury Goods — 1.2%
66,594	Ralph Lauren Corp.	$ 8,745,790
	Total Textiles, Apparel & Luxury Goods	$8,745,790

	Trading Companies & Distributors — 2.2%
261,860(a)	AerCap Holdings NV	$ 16,709,287
	Total Trading Companies & Distributors	$16,709,287

	Total Common Stocks (Cost $625,895,057)	$737,812,360

	SHORT TERM INVESTMENTS — 1.0% of Net Assets
	Open-End Fund — 1.0%
7,502,009(b)	Dreyfus Government Cash Management, Institutional Shares, 5.14%	$ 7,502,009
		$7,502,009

	TOTAL SHORT TERM INVESTMENTS (Cost $7,502,009)	$7,502,009

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 99.5% (Cost $633,397,066)	$745,314,369
	OTHER ASSETS AND LIABILITIES — 0.5%	$3,950,687
	net assets — 100.0%	$749,265,056

(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at July 31, 2023.
5Pioneer Mid Cap Value Fund |  | 7/31/23

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of July 31, 2023, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$737,812,360	$—	$—	$737,812,360
Open-End Fund	7,502,009	—	—	7,502,009
Total Investments in Securities	$745,314,369	$—	$—	$745,314,369
During the period ended July 31, 2023, there were no transfers in or out of Level 3.
Pioneer Mid Cap Value Fund |  | 7/31/236